Derivative liabilities	12 Months Ended
Sep. 30, 2022
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative liabilities

10. Derivative liabilities

The Company acquired put and call options on certain short-term investments as part of the acquisition of Abitibi. These put and call options were classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation. At each reporting date, the change in fair value is recognized in the consolidated statements of comprehensive loss. On the closing of the business combination, the fair value of these put and call options was $691. For the year ended September 30, 2022, fair value gain of $589 was recorded in change in fair value of derivative liabilities in the consolidated statements of comprehensive loss. All put options were expired/extinguished as at September 30, 2022.

As at September 30, 2022, each of the 8,849,251 warrants to purchase common shares of Ely (an "Ely Warrant") that were outstanding represent the right to acquire, on valid exercise thereof (include payment of the applicable exercise price), 0.2450 of a GRC Share plus C$0.0001. The Ely Warrants were classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation as they are denominated in Canadian dollars, which differs from the Company's functional currency. The fair value of such Ely Warrants is remeasured on the reporting date and the change in fair value is recognized in the consolidated statements of comprehensive loss.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

10. Derivative liabilities (continued)

As at September 30, 2022, the fair value of the Ely Warrants has been estimated based on the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate of 3.75%, expected life of the Ely Warrant of 0.64 years, expected volatility of 40%, expected dividend yield of 0% and estimated forfeiture rate of 0%. The Company recorded a fair value gain on the warrant derivative liabilities of $3,999 in change in fair value of derivative liabilities in the consolidated statements of comprehensive loss for the year ended September 30, 2022.

The movement in derivative liabilities is as follows:

($)
Balance at September 30, 2020	—
Acquisition of Ely	3,038
Change in fair value during the year	1,511
Balance at September 30, 2021	4,549
Acquisition of Abitibi (Note 3)	691
Exercise of Ely warrants	(124)
Change in fair value during the year	(4,588)
Balance at September 30, 2022	528